Basis of Preparation (Details) - Schedule of regarding the exchange rate of the New Israeli Shekel	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Euro [Member]
Basis of Preparation (Details) - Schedule of regarding the exchange rate of the New Israeli Shekel [Line Items]
Exchange rate	1.07	1.13	1.22
Change in percentages exchange rate	(5.3)	(7.3)	9.3
GBP [Member]
Basis of Preparation (Details) - Schedule of regarding the exchange rate of the New Israeli Shekel [Line Items]
Exchange rate	1.2	1.35	1.36
Change in percentages exchange rate	(11.1)	(0.73)	3.5
NIS [Member]
Basis of Preparation (Details) - Schedule of regarding the exchange rate of the New Israeli Shekel [Line Items]
Exchange rate	0.28	0.32	0.31
Change in percentages exchange rate	(12.5)	3.2	7.5